CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents - net	Rp 38,311.0	$ 2,688	Rp 20,589.0
Other current financial assets - net	493.0	35	1,303.0
Trade and other receivables - net	8,705.0	611	11,554.0
Contract assets - net	2,330.0	163	1,036.0
Inventories - net	779.0	55	983.0
Assets held for sale	818.0	57	39.0
Prepaid income taxes	297.0	21	1,079.0
Prepaid other taxes	2,537.0	178	2,945.0
Contract costs	656.0	46	454.0
Other current assets	6,362.0	446	6,547.0
Total Current Assets	61,288.0	4,300	46,529.0
NON-CURRENT ASSETS
Contract assets - net	143.0	10	203.0
Long-term investments in financial instruments	13,661.0	959	4,045.0
Long-term investments in associates	139.0	10	192.0
Contract cost	1,608.0	113	1,254.0
Property and equipment	163,205.0	11,451	159,123.0
Right-of-use assets	19,253.0	1,351	19,104.0
Intangible assets	7,506.0	527	6,846.0
Deferred tax assets - net	3,824.0	268	3,743.0
Other non-current assets	5,531.0	388	4,834.0
Total Non-current Assets	214,870.0	15,077	199,344.0
TOTAL ASSETS	276,158.0	19,377	245,873.0
CURRENT LIABILITIES
Trade and other payables	17,779.0	1,247	17,577.0
Contract liabilities	6,795.0	477	7,832.0
Current income tax liabilities	1,609.0	113	1,291.0
Other tax liabilities	2,314.0	162	1,422.0
Accrued expenses	15,885.0	1,115	14,265.0
Customer deposits	2,416.0	169	2,024.0
Short-term bank loans and current maturities of long-term borrowings	16,372.0	1,149	19,284.0
Current maturities of lease liabilities	5,525.0	388	4,805.0
Total Current Liabilities	68,695.0	4,820	68,500.0
NON-CURRENT LIABILITIES
Deferred tax liabilities - net	858.0	60	607.0
Contract liabilities	1,283.0	90	1,007.0
Long service award provisions	1,206.0	85	1,254.0
Pension benefits and other post-employment benefits obligations	11,563.0	811	12,976.0
Long-term bank loans and borrowings	36,319.0	2,548	30,561.0
Lease liabilities	10,363.0	727	10,072.0
Other liabilities	699.0	48	382.0
Total Non-current Liabilites	62,291.0	4,369	56,859.0
TOTAL LIABILITIES	130,986.0	9,189	125,359.0
EQUITY
Capital stock	4,953.0	348	4,953.0
Additional paid-in capital	1,977.0	139	1,977.0
Retained earnings	114,438.0	8,030	95,208.0
Other reserves	263.0	19	236.0
Net equity attributable to owners of the parent company	121,631.0	8,536	102,374.0
Non-controlling interest	23,541.0	1,652	18,140.0
Total equity	145,172.0	10,188	120,514.0
TOTAL LIABILITIES AND EQUITY	Rp 276,158.0	$ 19,377	Rp 245,873.0